Net Loss per Share - Schedule of computation of basic and diluted net loss per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of the Company	¥ (549,935)	$ (77,457)	¥ (720,927)	¥ (895,388)
Net loss from discontinued operations attributable to ordinary shareholders of the Company | ¥			(6,105)	(100,267)
Net loss attributable to ordinary shareholders of the Company	¥ (549,935)	$ (77,457)	¥ (727,032)	¥ (995,655)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic | shares	121,381,857	121,381,857	123,597,604	121,650,907
Weighted average number of ordinary shares/ADSs outstanding, diluted | shares	121,381,857	121,381,857	123,597,604	121,650,907
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic | (per share)	¥ (4.53)	$ (0.64)	¥ (5.83)	¥ (7.36)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic | ¥ / shares			(0.05)	(0.82)
Net loss per share/ADS, basic | (per share)	(4.53)	(0.64)	(5.88)	(8.18)
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted | (per share)	(4.53)	(0.64)	(5.83)	(7.36)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted | ¥ / shares			(0.05)	(0.82)
Net loss per share/ADS, diluted | (per share)	¥ (4.53)	$ (0.64)	¥ (5.88)	¥ (8.18)